Leases	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Leases
22.	LEASES

22.1	The Bank as a lessee
The Bank has lease contracts mainly for real properties recognized in the item “Property, plant and equipment”. Generally, the Bank is restricted from assigning or subleasing the leased assets.
As of December 31, 2023 and 2022, the carrying amount of assets recognized for the right-of-use assets identified in the lease contracts, depreciation expense for the fiscal year and the additions to right-of-use assets are disclosed in Note 16.
Set out below are the carrying amounts of lease liabilities and the movements during the fiscal year:

Movements	2023	2022	2021
At the beginning of the fiscal year	6,119,963	8,614,762	10,763,282
Additions	5,993,172	1,980,876	2,995,872
Accretion of interest	853,157	1,200,066	1,326,813
Difference in foreign currency	7,299,242	2,211,464	1,355,364
Payments	(3,943,775)	(3,186,650)	(4,687,091)
Monetary effects	(6,932,969)	(4,700,555)	(3,139,478)

At the end of the fiscal year (see Note 21)	9,388,790	6,119,963	8,614,762

The short term leases were recognized as expense for an amount of 41,962, 43,671 and 48,436 for the years ended December 31, 2023, 2022 and 2021, respectively.
The table below shows the maturity of the lease liabilities as of December 31, 2023 and 2022:

Lease liabilities	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Balances as of 12/31/2023	501,538	661,704	869,428	1,500,379	3,533,049	2,065,420	3,790,321	5,855,741
Balances as of 12/31/2022	317,642	522,439	717,689	1,167,878	2,725,648	1,430,105	1,964,210	3,394,315

22.2	The Bank as a lessor
The Bank, as lessor, entered into financial lease contracts, under the usual characteristics of this kind of transactions, without there being any issues that may differentiate them in any aspect from those performed in the Argentine financial market in general. The lease contracts in force do not represent significant balances with respect to the total financing granted by the Bank.

The following table shows the reconciliation between the total gross investment of financial leases and the current value of the minimum payment receivables for such leases:

	12/31/2023		12/31/2022
	Current value of minimum payments	Total gross investment	Current value of minimum payments	Total gross investment
Up to 1 year	3,158,511	11,978,813	2,161,580	3,254,319
From 1 to 5 years	6,328,466	18,507,415	2,157,027	3,587,139
Over 5 years	1,621	1,974

Total	9,488,598	30,488,202	4,318,607	6,841,458

Income for non-accrued interests amounted to 20,999,604, 2,522,851 and 1,842,902, for the years ended December 31, 2023, 2022 and 2021, respectively.